Subsequent Events (Details Narrative) (10Q)					6 Months Ended	12 Months Ended
	Jun. 01, 2017 Integer shares	May 01, 2017 shares	Apr. 03, 2017 Integer shares	Mar. 01, 2017 shares	Feb. 28, 2017 Integer shares	Aug. 31, 2012 shares	May 24, 2017 shares	Nov. 21, 2016 shares	Aug. 31, 2016 shares	Aug. 31, 2015 shares
Number of contractor employees and nonemployees | Integer					45
Number of restricted shares issued for consulting services						1,390
Common stock, shares authorized									70,000,000	70,000,000
Minimum [Member]
Common stock, shares authorized								75,000,000
Maximum [Member]
Common stock, shares authorized								200,000,000
Class C Common Stock [Member]
Number of shares issued during period					8,400,000
Common stock, shares authorized					64,000,000			64,000,000	64,000,000
Class A Common Stock [Member]
Common stock, shares authorized					130,000,000			130,000,000	130,000,000
Class B Common Stock [Member]
Common stock, shares authorized					6,000,000			6,000,000	6,000,000
Subsequent Event [Member] | Minimum [Member]
Common stock, shares authorized								75,000,000
Subsequent Event [Member] | Maximum [Member]
Common stock, shares authorized								200,000,000
Subsequent Event [Member] | Board of Directors [Member] | Minimum [Member]
Common stock, shares authorized							200,000,000
Subsequent Event [Member] | Board of Directors [Member] | Maximum [Member]
Common stock, shares authorized							2,000,000,000
Subsequent Event [Member] | Class C Common Stock [Member]
Common stock, shares authorized							500,000,000	64,000,000
Subsequent Event [Member] | Class C Common Stock [Member] | Acquisition Agreement [Member] | Shenzhen Nova E-commerce, Ltd [Member]
Number of shares issued for acquisition	25,000,000
Number of owners | Integer	130
Percentage of ownership	100.00%
Subsequent Event [Member] | Class C Common Stock [Member] | Chief Executive Officer [Member]
Number of shares issued during period				40,000,000
Subsequent Event [Member] | Class C Common Stock [Member] | Contractor Employees and Non Employees [Member]
Number of shares issued during period			8,400,000
Number of contractor employees and nonemployees | Integer			45
Subsequent Event [Member] | Class A Common Stock [Member]
Number of restricted shares issued for consulting services		500,000
Common stock, shares authorized							1,000,000,000	130,000,000
Subsequent Event [Member] | Class B Common Stock [Member]
Common stock, shares authorized							500,000,000	6,000,000